TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Aging of trade receivables
Trade receivables (including contract assets)	$ 185	$ 395
Trade receivables and contract assets
Aging of trade receivables
Trade receivables (including contract assets)	679	544
Trade receivables and contract assets | Cost
Aging of trade receivables
Trade receivables (including contract assets)	838	769
Trade receivables and contract assets | Expected credit losses
Aging of trade receivables
Trade receivables (including contract assets)	$ (159)	$ (225)
Contract assets
Aging of trade receivables
Expected loss rate, %	0.00%	1.00%
Trade receivables (including contract assets)	$ 49	$ 41
Contract assets | Cost
Aging of trade receivables
Trade receivables (including contract assets)	49	41
Contract assets | Expected credit losses
Aging of trade receivables
Trade receivables (including contract assets)	$ 0	$ 0
Trade receivables | Current
Aging of trade receivables
Expected loss rate, %	1.80%	1.30%
Trade receivables (including contract assets)	$ 540	$ 462
Trade receivables | Less than 30 days
Aging of trade receivables
Expected loss rate, %	3.60%	13.60%
Trade receivables (including contract assets)	$ 54	$ 38
Trade receivables | Between 31 and 120 days
Aging of trade receivables
Expected loss rate, %	33.30%	88.90%
Trade receivables (including contract assets)	$ 30	$ 3
Trade receivables | Greater than 120 days
Aging of trade receivables
Expected loss rate, %	95.70%	100.00%
Trade receivables (including contract assets)	$ 6	$ 0
Trade receivables | Cost | Current
Aging of trade receivables
Trade receivables (including contract assets)	550	468
Trade receivables | Cost | Less than 30 days
Aging of trade receivables
Trade receivables (including contract assets)	56	44
Trade receivables | Cost | Between 31 and 120 days
Aging of trade receivables
Trade receivables (including contract assets)	45	27
Trade receivables | Cost | Greater than 120 days
Aging of trade receivables
Trade receivables (including contract assets)	138	189
Trade receivables | Expected credit losses | Current
Aging of trade receivables
Trade receivables (including contract assets)	(10)	(6)
Trade receivables | Expected credit losses | Less than 30 days
Aging of trade receivables
Trade receivables (including contract assets)	(2)	(6)
Trade receivables | Expected credit losses | Between 31 and 120 days
Aging of trade receivables
Trade receivables (including contract assets)	(15)	(24)
Trade receivables | Expected credit losses | Greater than 120 days
Aging of trade receivables
Trade receivables (including contract assets)	$ (132)	$ (189)